Faegre Drinker Biddle & Reath LLP

191 North Wacker Drive

Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.faegredrinker.com

October 9, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FS Credit Income Fund

(1933 Act Registration No. 333-215074)

(1940 Act Registration No. 811-23221)

Ladies and Gentlemen:

On behalf of FS Credit Income Fund (the “Fund”), I have transmitted herewith for filing Post-Effective Amendment No. 7 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 10 to the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the “Amendment”). This Amendment is being filed pursuant to paragraph (a) of Rule 486 under the 1933 Act to register a new class of shares of the Fund known as Class U-2 Shares.

Pursuant to Rule 486(a) under the 1933 Act, it is proposed that the Amendment become effective 60 days after filing.

Questions and comments concerning this filing may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams

David L. Williams, Esq.